Income Taxes - Tax Expense by Geographic Location (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Taxes
Total current tax expense	€ 1,896	€ 1,778	€ 1,752
Total deferred tax expense/income	42	(552)	(241)
Total income tax expense	1,938	1,226	1,511
Germany
Income Taxes
Total current tax expense	895	625	733
Total deferred tax expense/income	(38)	(3)	57
Foreign
Income Taxes
Total current tax expense	1,001	1,153	1,019
Total deferred tax expense/income	€ 80	€ (549)	€ (298)